General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative expenses
Schedule of general and administrative expenses

	2025	2024	2023

Employee benefits expenses	(17,296)	(15,393)	(16,763)
Professional fees	(10,939)	(9,624)	(6,171)
Depreciation and amortization	(1,885)	(1,290)	(1,827)
Insurance liability expense	(314)	(954)	(1,473)
Other operating expenses	(4,124)	(4,275)	(5,211)
	(34,558)	(31,536)	(31,445)